COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
COMMITMENTS
Minimum future rent payments to the parent	$ 52.8
Operating lease expenses	68.1	$ 67.1	$ 71.2
Discontinued operations
COMMITMENTS
Operating lease expenses			$ 6.0
Leases | 2018 (less than one year)
COMMITMENTS
Minimum payments	51.9
Leases | 2019 to 2022
COMMITMENTS
Minimum payments	96.1
Leases | 2023 and thereafter
COMMITMENTS
Minimum payments	103.3
Other commitments | 2018 (less than one year)
COMMITMENTS
Minimum payments	228.2
Other commitments | 2019 to 2022
COMMITMENTS
Minimum payments	600.0
Other commitments | 2023 and thereafter
COMMITMENTS
Minimum payments	$ 543.1